Other Income and Expenses (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)
Other Income and Expenses (Details) [Line Items]
Acquisition agreement amount (in Dollars) | $				$ 15.4
Valuation amount			S/ 70,300
Prepayment discount	S/ 3,700
Impairment of accounts receivable		$ 0.5			S/ 500
Impairment of intangible assets (in Dollars) | $		3.1
Impairment loss recognised in profit or loss, intangible assets other than goodwill (in Dollars)	14,525	0.2
Accounts receivable (in Dollars) | $				$ 19.9
Trade receivables	894,571		773,575		500
AENZA S.A.A. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of investment	14,800
Cumbra Peru S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable | $		$ 2.6
Red Vial 5 S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Subsidiary amount	1,600
Unna Transporte S.A.C. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable					33,700
Viva Negocio Inmobiliario S.A.C. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable	8,100
ConcessionaireVaExpresaSurSa [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable					55,800
Cam Holding S.p.A. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable					12,500
INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed	300
Income tax penalty	13,100
Subsidiary amount					9,700
INDECOPI's Technical Secretariat [Member] | AENZA S.A.A. [Member]
Other Income and Expenses (Details) [Line Items]
Income tax penalty	1,000
Additional income tax penalty			18,200
INDECOPI's Technical Secretariat [Member] | Cumbra Peru S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed			28,100
Income tax penalty	7,400
Additional income tax penalty			9,500
INDECOPI's Technical Secretariat [Member] | Cumbra Ingenieria S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Income tax penalty	4,700
Additional income tax penalty			900
INDECOPI's Technical Secretariat [Member] | Unna Transporte S.A.C. [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed			S/ 2,400
INDECOPI's Technical Secretariat [Member] | Cumbra Peru [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed					S/ 24,500
OSITRAN [Member] | Tren Urbano de Lima S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed	S/ 3,200